Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 127,788,373.44
Total Fee Amount	17,647.57
Total Offset Amount	0.00
Net Fee	$ 17,647.57
Offering Table N/A
Offset Table N/A	N/A